Loans and borrowings (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	₨ 38,766	₨ 39,374
Buildings [member] | US [member] | Warehousing Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Additions to right of use liability	1,878
Non Convertible Debentures [Member] | Aurigene Pharmaceutical Services Limited [Member]
Disclosure of detailed information about borrowings [line items]
Non current debentures issued	₨ 3,800
Borrowings maturity	3 years